Income Taxes	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Income Taxes
(8) Income Taxes

A summary of income tax expense/(benefit) included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2015	2014	2013
Current tax expense:
Federal	$19,864	22,046	22,612
State	1,647	2,386	2,531
Total current tax expense	21,511	24,432	25,143
Deferred tax expense (benefit)	3,011	2,964	(1,426)
Total income tax expense	$24,522	27,396	23,717

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014, are as follows:

	December 31,
	2015	2014
(dollars in thousands)	Deductible temporary differences	Deductible temporary differences

Benefits and deferred remuneration	$(4,992)	$(3,885)
Difference in reporting the allowance for loan losses, net	18,576	21,006
Other income or expense not yet reported for tax purposes	2,607	2,325
Depreciable assets	(796)	(1,040)
Net deferred tax asset at end of year	15,395	18,406
Net deferred tax asset at beginning of year	18,406	21,370

Deferred tax expense	$3,011	$2,964

Deferred tax assets are recognized subject to management’s judgment that realization is more likely than not. Based primarily on the sufficiency of historical and expected future taxable income, management believes it is more likely than not that the remaining deferred tax asset of $15.4 million and $18.4 million at December 31, 2015 and 2014, respectively, will be realized.

In addition to the deferred tax items described in the preceding table, the Company has deferred tax assets of $3.0 million and $2.4 million at December 31, 2015 and 2014, respectively, relating to the net unrealized losses on securities available for sale and deferred tax assets of $193 thousand and $535 thousand at December 31, 2015 and 2014, respectively, as a result of the previously unrecognized overfunded position in the Company’s pension and postretirement benefit plans recorded, net of tax, as an adjustment to accumulated other comprehensive income.

The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	For the years ended December 31,
	2015	2014	2013
Statutory federal income tax rate Increase/(decrease) in taxes resulting from:	35.0%	35.0	35.0
Tax exempt income	(0.1)	(0.1)	(0.3)
State income tax (including alternative minimum tax), net of federal tax benefit	1.8	2.7	2.3
Other items	-	0.7	0.3
Effective income tax rate	36.7%	38.3	37.3

TrustCo adopted ASC 740-10, “Accounting for Uncertainty in Income Taxes,” as of January 1, 2008. ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. As a result of the Company’s adoption of ASC 740-10, there were no required adjustments to the Company’s consolidated financial statements.

For the years ended December 31, 2015 and 2014 the unrecognized tax benefits and change in those unrecognized tax benefits from the beginning of the year are as follows:

(dollars in thousands)

Balance as of January 1, 2014	$213

Change in unrecognized tax reserve	-

Balance as of December 31, 2014	$213

Change in unrecognized tax reserve	-

Balance as of December 31, 2015	$213

TrustCo has implemented certain tax return positions that have not been fully recognized for financial statement purposes based upon management’s evaluation of the probability of the benefit being realized. Management will reevaluate the necessity of these unrecognized tax benefits after the affected tax returns have been subject to audit. The Company does not anticipate a material charge to the amount of unrecognized tax benefits in the next twelve months.

The Company recognizes interest and/or penalties related to income tax matters in noninterest expense. For the years 2015, 2014, and 2013, these amounts were not material. The Company's federal and state income tax returns for the years 2012 through 2015 remain open to examination.